CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Sep. 30, 2022
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 915,107	¥ 925,965
Restricted Cash	139,123	120,056
Cash, Cash Equivalents and Restricted Cash	¥ 1,054,230	¥ 1,046,021